Investment in associates	12 Months Ended
Dec. 31, 2024
Investment In Associates
Investment in associates

3.	Investment in associates

The book value of investment in associates as of December 31, 2024 and 2023 amounts to:

	12-31-2024	12-31-2023
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	87,254,971	72,844,317
3C Lithium Pte. Ltd	21,041,895	—
Transportadora de Gas del Mercosur S.A.	974,827	1,979,413
	109,271,693	74,823,730

The share of the profit of associates for the years ended December 31, 2024, 2023 and 2022 amounts to:

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	16,857,949	12,693,870	1,082,334
Transportadora de Gas del Mercosur S.A.	(728,292)	624,074	(325,986)
	16,129,657	13,317,944	756,348

As of December 31, 2024 CPSA holds ownership interests of 42.31% in Ecogas Inversiones S.A. ("Ecogas", formerly known as Inversora de Gas del Centro S.A., the controlling company of Distribuidora de Gas del Centro S.A. “DGCE” and Distribuidora de Gas Cuyana S.A. “DGCU”), and of 17.20% in DGCE (from now on, “Grupo ECOGAS”). Consequently, the Group holds, both directly and indirectly, a 40.59% of the capital stock of DGCE, and, indirectly, a 21.58% interest in DGCU. The Company does not control such companies.

Ecogas is a public entity listed on BYMA. DGCE's main activity is the provision of the public service of distribution of natural gas by networks in the provinces of Córdoba, La Rioja and Catamarca, while the main activity of DGCU is the provision of the public service of distribution of natural gas by networks in the provinces of Mendoza, San Juan and San Luis.

During May 2024, December 2023 and April 2022 the Group received dividends from the ECOGAS Group of 2,289,114, 20,896,643 and 665,614, respectively.

On December 19, 2024, Ecogas carried out a public offering of subscription of shares in kind and a voluntary exchange, which consisted of (i) a voluntary public exchange offer of DGCU shares for new ordinary shares of Ecogas at an exchange ratio equivalent to 15.83467388 DGCU shares for each new share and (ii) a voluntary public exchange offer of DGCE shares for new ordinary shares of Ecogas at an exchange ratio equivalent to 12.55431094 DGCE shares for each new share. The settlement date for the share exchange was January 17, 2025. As a result of the exchange offer, from that date, CPSA´s resulting direct participation in Ecogas is 26.17%, maintaining the 17.20% direct participation in DGCE. Consequently, as of the issuance date of these financial statements, the Group directly and indirectly owns 38.56% of DGCE's share package and indirectly owns 24.36% of DGCU's share package.

On March 31, 2025, CPSA’s Board of Directors approved proceeding with the corporate reorganization whereby, subject to approval by the Shareholders’ Meeting of the companies involved convened for May 22, 2025, CPSA will spin off its shares in Ecogas and 305,000 in cash, to be absorbed by Ecogas as of the effective date of the spin-off and merger. The effective date of the spin-off and merger shall occur after CNV grants administrative approval. The shares that Ecogas issues in exchange for the incorporation of said spin-off assets will be received directly by the shareholders of CPSA as a capital reimbursement, in accordance with the procedure that the Ecogas Board of Directors will inform the CPSA shareholders in due course.

Below is summarized investment in associate of Ecogas Inversiones S.A. as of December 31, 2024, and 2023:

	2024			2023
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Equity attributable to holders of the parent	207,286,641	186,038,545		189,348,818	166,635,257
% of participation in an investment in associate	42.31%	17.20%		42.31%	17.20%
Subtotal	87,702,978	31,998,630		80,113,485	28,661,264

Lower value of investment	(12,888,864)	(19,557,773)		(14,273,596)	(21,656,836)
Investment in associate	74,814,114	12,440,857	87,254,971	65,839,889	7,004,428	72,844,317

Below is summarized share of the profit of associate of Ecogas Inversiones S.A. as of December 31, 2024, 2023 and 2022:

	2024			2023			2022
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Total comprehensive income for the year	23,480,460	19,403,288		17,845,514	8,917,083		(3,635,775)	(6,291,801)
% of participation in an investment in associate	42.31%	17.20%		42.31%	17.20%		42.31%	17.20%
Subtotal	9,934,583	3,337,366		7,550,437	1,533,738		(1,538,296)	(1,082,190)

Lower value of investment	1,486,938	2,099,062		1,510,633	2,099,062		1,603,758	2,099,062
Share of the profit of associate	11,421,521	5,436,428	16,857,949	9,061,070	3,632,800	12,693,870	65,462	1,016,872	1,082,334

Below is summarized financial information of Ecogas Inversiones S.A. as of December 31, 2024, and 2023:

	2024	2023

Statement of financial position

Non-current assets	387,577,738	396,528,676
Current assets	214,869,148	135,671,418
Non-current liabilities	85,171,462	87,425,062
Current liabilities	134,524,507	96,856,644
Equity attributable to holders of the parent	207,286,641	189,348,818
Non-controlling interests	175,464,276	158,569,570

Below is summarized revenues, equity holders of the parent and non-controlling interests of Ecogas Inversiones S.A. as of December 31, 2024, and 2023, 2022:

	2024	2023	2022

Revenues	488,882,678	318,269,609	372,072,205

Net income for the year:

- Equity holders of the parent	23,480,460	17,845,514	(3,635,775)
- Non-controlling interests	17,472,268	11,598,834	—

3.2.	Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). TGM is a private unlisted company.

3.3.	3C Lithium Pte. Ltd.

See Note 20.9.